As filed with the Securities and Exchange Commission on July 23, 2004.
Registrations Nos.

333-71081
811-09203

SECURITIES AND EXCHANGE COMMISSION

Washington, D.C. 20549
FORM N-4

REGISTRATION STATEMENT UNDER THE SECURITIES ACT OF 1933	☒

Pre-Effective Amendment No. _____	☐

Post-Effective Amendment No. 9	☒

and/or

REGISTRATION STATEMENT UNDER THE INVESTMENT COMPANY ACT OF 1940	☒

Amendment No. 13	☒

(Check appropriate box or boxes)

SEPARATE ACCOUNT A

(Exact Name of Registrant)

PACIFIC LIFE & ANNUITY COMPANY

(Name of Depositor)

700 Newport Center Drive
Newport Beach, California 92660
(Address of Depositor’s Principal Executive Offices) (Zip Code)

(949) 219-3743
(Depositor’s Telephone Number, including Area Code)

Diane N. Ledger
Vice President
Pacific Life & Annuity Company
700 Newport Center Drive
Newport Beach, California 92660
(Name and address of agent for service)

Copies of all communications to:

Diane N. Ledger Pacific Life & Annuity Company	Ruth Epstein, Esq. Dechert LLP
P.O. Box 9000 Newport Beach, CA 92658-9030	1775 Eye Street, N.W. Washington, D.C. 20006-2401

Approximate Date of Proposed Public Offering

It is proposed that this filing will become effective (check appropriate box)

☐	immediately upon filing pursuant to paragraph (b) of Rule 485

☒	on July 23, 2004 pursuant to paragraph (b) of Rule 485

☐	60 days after filing pursuant to paragraph (a) (1) of Rule 485

☐	on ________ pursuant to paragraph (a)(1) of Rule 485

If appropriate, check the following box:

☐	this post-effective amendment designates a new effective date for a previously filed post-effective amendment.

     Title of Securities Being Registered: Interests in the Separate Account Under Pacific Innovations Select individual flexible premium deferred variable annuity contract.

Filing Fee: None

PART B

Item No.		Statement of Additional Information Heading
15.	Cover Page	Cover Page

16.	Table of Contents	TABLE OF CONTENTS

17.	General Information and History	Not Applicable

18.	Services	Not Applicable

19.	Purchase of Securities Being Offered	THE CONTRACTS AND THE SEPARATE ACCOUNT — Calculating Subaccount Unit Values, — Systematic Transfer Programs

20.	Underwriters	DISTRIBUTION OF THE CONTRACTS — Pacific Select Distributors, Inc. (PSD)

21.	Calculation of Performance Data	PERFORMANCE

22.	Annuity Payments	THE CONTRACTS AND THE SEPARATE ACCOUNT — Variable Annuity Payment Amounts

23.	Financial Statements	FINANCIAL STATEMENTS

PART C

Information required to be included in Part C is set forth under the appropriate Item, so numbered, in Part C to this Registration Statement.

PROSPECTUS

(included in Registrant's Form N-4/B, File No. 333-71081, Accession No. 0000892569-04-000568 filed on April 30, 2004 and incorporated by reference herein.)

STATEMENT OF ADDITIONAL INFORMATION

(included in Registrant's Form N-4/B, File No. 333-71081, Accession No. 0000892569-04-000568 filed on April 30, 2004 and incorporated by reference herein.)

Supplement dated July 23, 2004 to the Prospectus dated May 1, 2004 for the
Pacific Innovations Select variable annuity contract issued by Pacific Life & Annuity Company

Capitalized terms used in this Supplement are defined in the Prospectus referred to above unless otherwise defined herein. “We,” “us”, or “our” refer to Pacific Life Insurance Company; “you” or “your” refer to the Contract Owner.

This supplement changes the Prospectus as follows:

AN OVERVIEW OF PACIFIC INNOVATIONS SELECT is amended.	The third paragraph in Optional Riders — Guaranteed Protection Advantage (GPA) Rider is replaced with the following:

You should consult a qualified adviser for complete information and advice before purchasing the GPA Rider.

The fourth bullet in the Contract Transaction Expenses section is amended as follows:

The fourth bullet titled Loan Administrative Fee and Footnote 4 are deleted. All other references to this fee in the Prospectus are also deleted. We will not charge a Loan Administrative Fee.

Footnotes 8 and 9 in the Periodic Expenses section are replaced with the following:

8 If you buy an Optional Death Benefit Rider, we will add this charge to the Mortality and Expense Risk Charge until your Annuity Date.

[9] If you buy the Guaranteed Protection Advantage (GPA) Rider (subject to availability), we deduct this charge proportionately from your Investment Options on each Contract Anniversary following the Effective Date of the Rider during the term of the Rider and while the Rider is in effect. If the Rider is terminated for reasons other than death or Annuitization, this charge will be deducted on the effective date of termination.

PURCHASING YOUR CONTRACT AND OPTIONAL RIDERS-Making Your Investments (“Purchase Payments”) is amended.	The second paragraph in the Making Your Initial Investment subsection is amended by adding the following:

As of the date of this supplement, if your Contract was issued on or before May 1, 2003 and you allocate all or part of an additional Purchase Payment to the Fixed Option, the maximum aggregate Investment you may have in the Fixed Option is currently $250,000. This limitation is subject to change at any time. Ask your registered representative about current limitations.

HOW YOUR INVESTMENTS ARE ALLOCATED is amended.	The first sentence in the Choosing Your Investment Option section is replaced with the following:

You may allocate your Investments among the 31 Subaccounts, the DCA Plus Fixed Option, and for Contracts issued before May 1, 2003, the Fixed Option.

Model E in the Portfolio Optimization Model Allocations as of May 7, 2004 chart is amended to revise the Emerging Markets Investment Option to read:

Emerging Markets  4%

The second paragraph of the Transfers section is deleted.

RETIREMENT BENEFITS AND OTHER PAYOUTS-Death Benefits-The Amount of the Death Benefit: Death of Annuitant is amended.	The third and fourth paragraphs of the section are replaced with the following:

If there is no surviving Joint or Contingent Annuitant, the death benefit proceeds will be payable to the first living person in the following order:

• Owner,

• Joint Owner,

• Contingent Owner,

• Beneficiary, or

• Contingent Beneficiary.

If none are living the proceeds will be payable to the Owner’s Estate.

If the Owner who is not an Annuitant and the Owner and Annuitant die simultaneously, the death benefit proceeds will be calculated under the Death of Annuitant provisions and proceeds will be paid to the first living person in the following order:

• Joint Owner,

• Contingent Owner,

• Beneficiary, or

• Contingent Beneficiary.

If none are living the proceeds will be paid to the Owner’s Estate.

FEDERAL TAX STATUS-Impact of Federal Income Taxes is amended.	The section is replaced with the following:

Impact of Federal Income Taxes
In general, in the case of Non-Qualified Contracts, if you are an individual and expect to accumulate your Contract Value over a relatively long period of time without making significant withdrawals, there may be federal income tax advantages in purchasing such a Contract. This is because any increase in Contract Value is not subject to current taxation. Income taxes are deferred until the money is withdrawn, at which point taxation occurs only on the gain from the investment in the Contract. With income taxes deferred, you may accumulate more money over the long term through a variable annuity than you may through non-tax-deferred investments. The advantage may be greater if you decide to liquidate your Contract Value in the form of monthly annuity payments after your retirement, or if your tax rate is lower at that time than during the period that you held the Contract, or both.

When withdrawals or distributions are taken from the variable annuity, the gain is taxed as ordinary income. This may be a potential disadvantage because money that had been invested in other types of assets may qualify for a more favorable federal tax rate. For example, the tax rate applicable both to the sale of capital gain assets held more than one year and to the receipt of qualifying dividends by individuals is generally 15% (5% for lower-income individuals). In contrast, an ordinary income tax rate of up to 35% applies to taxable withdrawals on distributions from a variable annuity. Also, withdrawals or distributions taken from a variable annuity may be subject to a penalty tax equal to 10% of the taxable portion, although exceptions to the penalty tax may apply (see WITHDRAWALS — Tax Consequences of Withdrawals section in this Prospectus).

An owner of a variable annuity cannot deduct or offset losses on transfers to or from Subaccounts, or at the time of any partial withdrawals. If you surrender your Contract and your Net Contract Value is less than the aggregate of your Investments in the Contract (reduced by any previous non-taxable distributions), there may be a deductible ordinary income loss, although the deduction may be limited. Consult with your tax adviser regarding the impact of federal income taxes on your specific situation.

ADDITIONAL INFORMATION- Electronic Delivery Authorization is amended.	The section is replaced with the following:

Electronic Delivery Authorization
Subject to availability, you may authorize us to provide Prospectuses, statements, and other information (“documents”) electronically by so indicating on the application, via telephone, or by sending us instructions in writing in a form acceptable to us to receive such documents electronically. You must provide us with a current and active e-mail address and have internet access to use this service. While we impose no additional charge for this service, there may be potential costs associated with electronic delivery, such as on-line charges. Documents will be available on our Internet Website. You may access and print all documents provided through this service. As documents become available, we will notify you of this by sending you an e-mail message that will include instructions on how to retrieve the document. You are responsible for any e-mail filters that may prevent you from receiving e-mail notifications and for notifying Pacific Life promptly in the event that your e-mail address changes. You may revoke your consent for electronic delivery at any time, provided that we are properly notified, and we will then start providing you with a paper copy of all required documents. We will provide you with paper copies at any time upon request. Such a request will not constitute revocation of your consent to receive required documents electronically.

TERMS USED IN THIS PROSPECTUS is amended.	The section is amended to add the following terms:

DCA Plus Fixed Option — If you allocate all or part of your investments to the DCA Plus Fixed Option, such amounts are held in our General Account and receive interest at rates declared periodically (the “Guaranteed Interest Rate”), but not less than an annual rate of 3%.

DCA Plus Fixed Option Value — The aggregate amount of your Contract Value allocated to the DCA Plus Fixed Option.

PART II

Part C: OTHER INFORMATION

     Item 24. Financial Statements and Exhibits

(a)	Financial Statements

Part A: None

Part B:

(1) Registrant’s Financial Statements

Audited Financial Statements dated as of December 31, 2003 which are incorporated by reference from the 2003 Annual Report include the following for Separate Account A:

Statements of Assets and Liabilities
Statements of Operations
Statements of Changes in Net Assets
Notes to Financial Statements

(2) Depositor’s Financial Statements

Audited statutory-basis Financial Statements dated as of December 31, 2003 and 2002, and for the years then ended included in Part B include the following for Pacific Life & Annuity Company:

Independent Auditors’ Report
Statements of Financial Condition
Statements of Operations
Statements of Stockholder’s Equity
Statements of Cash Flows
Notes to Financial Statements

(b)	Exhibits

1.	(a)	Minutes of Action of Board of Directors of PM Group Life Insurance Company (PM Group) (PL&A) dated July 1, 1998.[1]

2.	Not applicable

3.	(a)	Distribution Agreement between Pacific Life & Annuity Company (PL&A) and Pacific Mutual Distributors, Inc. (PMD)[1]

	(b)	Form of Selling Agreement between Pacific Life & Annuity Company (PL&A), PMD and Various Broker-Dealers[1]

4.	(a)	Pacific Innovations Select — Form of Individual Flexible Premium Deferred Variable Annuity Contract (Form No. 10-230NYA)[3]

	(b)	Form of Qualified Pension Plan Rider (Form No. 20-24200)[3]

	(c)	Form of 403(b) Tax-Sheltered Annuity Rider (Form No. 20-25200)[3]

	(d)	Individual Retirement Annuity Rider (Form No. 20-28900)[5]

	(e)	Roth Individual Retirement Annuity Rider (Form No. 20-29000)[5]

	(f)	SIMPLE Individual Retirement Annuity Rider (Form No. 20-29100)[5]

	(g)	Pacific Innovations Select — Stepped-Up Death Benefit Rider (Form No. 20-23500)[3]

	(h)	Form of Guaranteed Protection Advantage (GPA) Rider (Form No. 20-2700)[5]

	(i)	DCA Plus Fixed Option Rider (Form No. 20-2103)[7]

5.	(a)	Pacific Innovations Select — Variable Annuity Application (Form No. 25-22600)[3]

	(b)	Form of Guaranteed Protection Advantage Rider Request (Form No. N2 (GPAR))[5]

6.	(a)	Pacific Life & Annuity Company’s Articles of Incorporation[2]

	(b)	By-laws of Pacific Life & Annuity Company[2]

7.	Not applicable

8.	(a)	Fund Participation Agreement[1]

	(b)	Addendum to the Fund Participation Agreement (to add the Strategic Value and Focused 30 Portfolios)[3]

	(c)	Addendum to the Fund Participation Agreement (to add nine new Portfolios)[3]

	(d)	Addendum to the Fund Participation Agreement (to add the Equity Income and Research Portfolios)[4]

	(e)	Administrative Agreement Between Pacific Life & Annuity Company (PL&A) and Pacific Life Insurance Company (“Pacific Life”)[2]

9.	Opinion and Consent of legal officer of Pacific Life & Annuity Company as to the legality of
Contracts being registered.[1]

10.	Independent Auditors’ Consent[8]

11.	Not applicable

12.	Not applicable

13.	Not applicable

14.	Not applicable

15.	Powers of Attorney[4]

16.	Not applicable

[1]	Included in Registrant’s Form N-4, File No. 333-71081, Accession No. 00001017062-99-000087 filed on January 22, 1999 and incorporated by reference herein.

[2]	Included in Registrant’s Form N-4, File No. 333-71081, Accession No. 00001047469-99-038849 filed on October 14, 1999 and incorporated by reference herein.

[3]	Included in Registrant’s Form N-4/A, File No. 333-71081, Accession No. 00001017062-01-500882 filed on December 3, 2001 and incorporated by reference herein.

[4]	Included in Registrant’s Form N-4/B, File No. 333-71081, Accession No. 0001017062-02-000768 filed on April 30, 2002 and incorporated by reference herein.

[5]	Included in Registrant’s Form N-4/B, File No. 333-71081, Accession No. 0001017062-02-002147 filed on December 18, 2002 and incorporated by reference herein.

[6]	Included in Registrant’s Form N-4/B, File No. 333-71081, Accession No. 0001017062-03-001018 filed on April 30, 2003 and incorporated by reference herein.

[7]	Included in Registrant’s Form N-4/B, File No. 333-71081, Accession No. 0001193125-04-009788 filed on January 27, 2004 and incorporated by reference herein.

[8]	Included in Registrant’s Form N-4/B, File No. 333-71081, Accession No. 0001193125-04-009788 filed on January 27, 2004 and incorporated by reference herein.

Item 25. Directors and Officers of Pacific Life & Annuity Company

Positions and Offices
Name and Address	with Pacific Life
Thomas C. Sutton	Director, Chairman of the Board, and Chief Executive Officer

Glenn S. Schafer	Director and President

Khanh T. Tran	Director, Executive Vice President and Chief Financial Officer

David R. Carmichael	Director, Senior Vice President and General Counsel

Audrey L. Milfs	Director, Vice President and Secretary

Edward R. Byrd	Vice President, Controller, and Chief Accounting Officer

Brian D. Klemens	Vice President and Treasurer

Gerald W. Robinson	Executive Vice President

The address for each of the persons listed above is as follows:

700 Newport Center Drive
Newport Beach, California 92660

Item 26.	Persons Controlled by or Under Common Control with Pacific Life & Annuity Company or Separate Account A

The following is an explanation of the organization chart of Pacific Life & Annuity Company’s subsidiaries:

PACIFIC LIFE & ANNUITY COMPANY, SUBSIDIARIES & AFFILIATED
ENTERPRISES LEGAL STRUCTURE

     Pacific Life & Annuity Company is an Arizona Stock Life Insurance Company wholly-owned by Pacific Life Insurance Company (a California Stock Life Insurance Company) which is wholly-owned by Pacific LifeCorp (a Delaware StockHolding Company) which is, in turn, 99% owned by Pacific Mutual Holding Company (a California Mutual Holding Company).

Item 27. Number of Contractholders

Pacific Innovations Select —	Approximately	2,100	Qualified
	Approximately	2,500	Non-Qualified

Item 28. Indemnification

(a)	The Distribution Agreement between Pacific Life & Annuity Company and Pacific Select Distributors, Inc. (PSD), formerly called Pacific Mutual Distributors, Inc. (PMD) provides substantially as follows:

Pacific Life & Annuity Company hereby agrees to indemnify and hold harmless PMD and its officers and directors, and employees for any expenses (including legal expenses), losses, claims, damages, or liabilities incurred by reason of any untrue or alleged untrue statement or representation of a material fact or any omission or alleged omission to state a material fact required to be stated to make other statements not misleading, if made in reliance on any prospectus, registration statement, post-effective amendment thereof, or sales materials supplied or approved by Pacific Life & Annuity Company or the Separate Account. Pacific Life & Annuity Company shall reimburse each such person for any legal or other expenses reasonably incurred in connection with investigating or defending any such loss, liability, damage, or claim. However, in no case shall Pacific Life & Annuity Company be required to indemnify for any expenses, losses, claims, damages, or liabilities which have resulted from the willful misfeasance, bad faith, negligence, misconduct, or wrongful act of PMD.

PMD hereby agrees to indemnify and hold harmless Pacific Life & Annuity Company, its officers, directors, and employees, and the Separate Account for any expenses, losses, claims, damages, or liabilities arising out of or based upon any of the following in connection with the offer or sale of the contracts: (1) except for such statements made in reliance on any prospectus, registration statement or sales material supplied or approved by Pacific Life or the Separate Account, any untrue or alleged untrue statement or representation is made; (2) any failure to deliver a currently effective prospectus; (3) the use of any unauthorized sales literature by any officer, employee or agent of PMD or Broker; (4) any willful misfeasance, bad faith, negligence, misconduct or wrongful act. PMD shall reimburse each such person for any legal or other expenses reasonably incurred in connection with investigating or defending any such loss, liability, damage, or claim.

(b)	The Form of Selling Agreement between Pacific Life & Annuity Company, Pacific Select Distributors, Inc. (PSD), formerly called Pacific Mutual Distributors, Inc. (PMD) and Various Broker-Dealers provides substantially as follows:

Pacific Life & Annuity Company and PMD agree to indemnify and hold harmless Selling Broker-Dealer and General Agent, their officers, directors, agents and employees, against any and all losses, claims, damages or liabilities to which they may become subject under the 1933 Act, the 1934 Act, or other federal or state statutory law or regulation, at common law or otherwise, insofar as such losses, claims, damages or liabilities (or actions in respect thereof) arise out of or are based upon any untrue statement or alleged untrue statement of a material fact or any omission or alleged omission to state a material fact required to be stated or necessary to make the statements made not misleading in the registration statement for the Contracts or for the shares of Pacific Select Fund (the “Fund”) filed pursuant to the 1933 Act, or any prospectus included as a part thereof, as from time to time amended and supplemented, or in any advertisement or sales literature approved in writing by Pacific Life & Annuity Company and PMD pursuant to Section IV.E. of this Agreement.

Selling Broker-Dealer and General Agent agree to indemnify and hold harmless Pacific Life & Annuity Company, the Fund and PMD, their officers, directors, agents and employees, against any and all losses, claims, damages or liabilities to which they may become subject under the 1933 Act, the 1934 Act or other federal or state statutory law or regulation, at common law or otherwise, insofar as such losses, claims, damages or liabilities (or actions in respect thereof) arise out of or are based upon: (a) any oral or written misrepresentation by Selling Broker-Dealer or General Agent or their officers, directors, employees or agents unless such misrepresentation is contained in the registration statement for the Contracts or Fund shares, any prospectus included as a part thereof, as from time to time amended and supplemented, or any advertisement or sales literature approved in writing by Pacific Life & Annuity Company and PMD pursuant to Section IV.E. of this Agreement, (b) the failure of Selling Broker-Dealer or General Agent or their officers, directors, employees or agents to comply with any applicable provisions of this Agreement or (c) claims by Sub-agents or employees of General Agent or Selling Broker-Dealer for payments of compensation or remuneration of any type. Selling Broker-Dealer and General Agent will reimburse Pacific Life & Annuity Company or PMD or any director, officer, agent or employee of either entity for any legal or other expenses reasonably incurred by Pacific Life & Annuity Company, PMD, or such officer, director, agent or employee in connection with investigating or defending any such loss, claims, damages, liability or action. This indemnity agreement will be in addition to any liability which Broker-Dealer may otherwise have.

Item 29. Principal Underwriters

(a)	PSD, formerly called PMD, also acts as principal underwriter for the Pacific Select Exec Separate Account of Pacific Life and Annuity Company, Pacific Select Fund, and the following Separate Accounts of Pacific Life Insurance Company: Pacific Select Separate Account, Pacific Select Exec Separate Account, Pacific Select Variable Annuity Separate Account, Pacific Corinthian Variable Separate Account, Separate Account B, COLI Separate Account, COLI II Separate Account, COLI III Separate Account, and Pacific Select Fund.

(b)	For information regarding PSD, reference is made to Form B-D, SEC File No. 8-15264, which is herein incorporated by reference.

(c)	PSD retains no compensation or net discounts or commissions from the Registrant.

Item 30. Location of Accounts and Records

The accounts, books and other documents required to be maintained by Registrant pursuant to Section 31(a) of the Investment Company Act of 1940 and the rules under that section will be maintained by Pacific Life Insurance Company at 700 Newport Center Drive, Newport Beach, California 92660.

Item 31. Management Services

Not applicable

Item 32. Undertakings

The registrant hereby undertakes:

(a)	to file a post-effective amendment to this registration statement as frequently as is necessary to ensure that the audited financial statements in this registration statement are never more than 16 months old for so long as payments under the variable annuity contracts may be accepted, unless otherwise permitted.

(b)	to include either (1) as a part of any application to purchase a contract offered by the prospectus, a space that an applicant can check to request a Statement of Additional Information, or (2) a post card or similar written communication affixed to or included in the prospectus that the applicant can remove to send for a Statement of Additional Information, or (3) to deliver a Statement of Additional Information with the Prospectus.

(c)	to deliver any Statement of Additional Information and any financial statements required to be made available under this Form promptly upon written or oral request.

Additional Representations

(a)  The Registrant and its Depositor are relying upon American Council of Life Insurance, SEC No-Action Letter, SEC Ref. No. 1P-6-88 (November 28, 1988) with respect to annuity contracts offered as funding vehicles for retirement plans meeting the requirements of Section 403(b) of the Internal Revenue Code, and the provisions of paragraphs (1)-(4) of this letter have been complied with.

(b)  REPRESENTATION PURSUANT TO SECTION 26(f) OF THE INVESTMENT COMPANY ACT OF 1940: Pacific Life & Annuity Company and the sponsoring insurance company of the Registrant represent that the fees and charges to be deducted under the Variable Annuity Contract (“Contract”) described in the prospectus contained in this registration statement are, in the aggregate, reasonable in relation to the services rendered, the expenses expected to be incurred, and the risks assumed in connection with the Contract.

SIGNATURES

     Pursuant to the requirements of the Securities Act of 1933 and the Investment Company Act of 1940, the Registrant certifies that it meets the requirements of Securities Act Rule 485(b) for effectiveness of this Registration Statement and has caused this Post-Effective Amendment No. 9 to the Registration Statement on Form N-4 to be signed on its behalf by the undersigned thereunto duly authorized in the City of Newport Beach, and the State of California on this 23rd day of July 2004.

SEPARATE ACCOUNT A
(Registrant)

By:	PACIFIC LIFE & ANNUITY COMPANY

By:

Thomas C. Sutton* Chairman and Chief Executive Officer

By:	PACIFIC LIFE & ANNUITY COMPANY (Depositor)

By:

Thomas C. Sutton* Chairman and Chief Executive Officer

     Pursuant to the requirements of the Securities Act of 1933, this Post-Effective Amendment No. 9 to the Registration Statement has been signed below by the following persons in the capacities and on the dates indicated:

Signature	Title	Date

	Director, Chairman of the	July 23, 2004
Board and Chief Executive
Thomas C. Sutton*	Officer

	Director and President	July 23, 2004
Glenn S. Schafer*

	Director, Executive Vice	July 23, 2004
President and Chief
Khanh T. Tran*	Financial Officer

	Director, Senior Vice	July 23, 2004
President and General
David R. Carmichael*	Counsel

	Director, Vice President and	July 23, 2004
Audrey L. Milfs*	Secretary

	Vice President, Controller, and	July 23, 2004
Ed R. Byrd	Chief Accounting Officer

	Vice President and Treasurer	July 23, 2004
Brian D. Klemens*

	Executive Vice President	July 23, 2004
Gerald W. Robinson*

*By:	/s/ DAVID R. CARMICHAEL

David R. Carmichael as attorney-in-fact

(Powers of Attorney are contained in Post-Effective Amendment Number 2 of the Registration Statement filed on April 30, 2002 on Form N-4/B for Separate Account A, File No. 333-71081, Accession No. 0001017062-02-000768 as Exhibit 15.)